UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2011




[LOGO OF USAA]
   USAA(R)




PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA WORLD GROWTH FUND
FEBRUARY 28, 2011




                                                                      (Form N-Q)

48475-0411                                   (C)2011, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA WORLD GROWTH FUND
February 28, 2011 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            COMMON STOCKS (98.3%)

            CONSUMER DISCRETIONARY (13.2%)
            ------------------------------
            ADVERTISING (2.8%)
   170,620  Omnicom Group, Inc.                                        $     8,685
   593,805  WPP plc                                                          8,171
                                                                       -----------
                                                                            16,856
                                                                       -----------
            APPAREL & ACCESSORIES & LUXURY GOODS (3.2%)
   149,250  Burberry Group plc                                               2,909
   119,659  Compagnie Financiere Richemont S.A.                              6,845
    59,132  LVMH Moet Hennessy - Louis Vuitton S.A.                          9,323
                                                                       -----------
                                                                            19,077
                                                                       -----------
            APPAREL RETAIL (0.4%)
    40,420  Abercrombie & Fitch Co. "A"                                      2,319
                                                                       -----------
            CASINOS & GAMING (0.7%)
   769,746  Ladbrokes plc                                                    1,697
   871,944  William Hill plc                                                 2,718
                                                                       -----------
                                                                             4,415
                                                                       -----------
            FOOTWEAR (1.4%)
    94,190  NIKE, Inc. "B"                                                   8,386
                                                                       -----------
            GENERAL MERCHANDISE STORES (1.1%)
   118,410  Target Corp.                                                     6,222
                                                                       -----------
            MOTORCYCLE MANUFACTURERS (0.4%)
    63,580  Harley-Davidson, Inc.                                            2,595
                                                                       -----------
            MOVIES & ENTERTAINMENT (2.3%)
   311,490  Walt Disney Co.                                                 13,625
                                                                       -----------
            RESTAURANTS (0.6%)
   386,050  Compass Group plc                                                3,474
                                                                       -----------
            SPECIALTY STORES (0.3%)
   117,810  Sally Beauty Holdings, Inc.*                                     1,528
                                                                       -----------
            Total Consumer Discretionary                                    78,497
                                                                       -----------
            CONSUMER STAPLES (20.8%)
            ------------------------
            BREWERS (2.5%)
   281,334  Heineken N.V.                                                   14,504
                                                                       -----------
            DISTILLERS & VINTNERS (2.9%)
   586,751  Diageo plc                                                      11,465
    65,206  Pernod Ricard S.A.                                               6,012
                                                                       -----------
                                                                            17,477
                                                                       -----------
            DRUG RETAIL (1.8%)
   251,920  Walgreen Co.                                                    10,918
                                                                       -----------

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1  | USAA World Growth Fund

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
                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            FOOD RETAIL (0.9%)
    27,500  Lawson, Inc.                                               $     1,353
   627,330  Tesco plc                                                        4,122
                                                                       -----------
                                                                             5,475
                                                                       -----------
            HOUSEHOLD PRODUCTS (4.6%)
    96,870  Colgate-Palmolive Co.                                            7,606
    91,555  Procter & Gamble Co.                                             5,773
   270,835  Reckitt Benckiser Group plc                                     13,957
                                                                       -----------
                                                                            27,336
                                                                       -----------
            PACKAGED FOODS & MEAT (6.0%)
   131,555  DANONE S.A.                                                      8,248
    62,930  General Mills, Inc.                                              2,337
    96,807  J.M. Smucker Co.                                                 6,664
   322,187  Nestle S.A.                                                     18,240
                                                                       -----------
                                                                            35,489
                                                                       -----------
            PERSONAL PRODUCTS (0.9%)
    47,141  Beiersdorf AG                                                    2,830
    93,700  Kao Corp.                                                        2,520
                                                                       -----------
                                                                             5,350
                                                                       -----------
            SOFT DRINKS (1.2%)
   107,810  Dr. Pepper Snapple Group, Inc.                                   3,887
    53,010  PepsiCo, Inc.                                                    3,362
                                                                       -----------
                                                                             7,249
                                                                       -----------
            Total Consumer Staples                                         123,798
                                                                       -----------
            ENERGY (3.4%)
            -------------
            INTEGRATED OIL & GAS (0.9%)
    28,690  Chevron Corp.                                                    2,977
    70,320  Royal Dutch Shell plc "A"                                        2,529
                                                                       -----------
                                                                             5,506
                                                                       -----------
            OIL & GAS EQUIPMENT & SERVICES (1.6%)
    70,650  National-Oilwell Varco, Inc.                                     5,622
    43,300  Schlumberger Ltd.                                                4,045
                                                                       -----------
                                                                             9,667
                                                                       -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
       776  INPEX Holdings, Inc.                                             5,416
                                                                       -----------
            Total Energy                                                    20,589
                                                                       -----------
            FINANCIALS (14.5%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (4.9%)
   371,711  Bank of New York Mellon Corp.                                   11,296
   149,804  Julius Baer Group Ltd.                                           6,716
   252,850  State Street Corp.                                              11,307
                                                                       -----------
                                                                            29,319
                                                                       -----------
            CONSUMER FINANCE (1.1%)
   116,100  Aeon Credit Service Co. Ltd.                                     1,767
   114,370  American Express Co.                                             4,983
                                                                       -----------
                                                                             6,750
                                                                       -----------
            DIVERSIFIED BANKS (3.7%)
   315,430  Banco Santander Brasil S.A. ADR                                  3,842
   123,136  Erste Bank der Oesterreichischen Sparkassen AG                   6,499
    48,990  ICICI Bank Ltd. ADR                                              2,124
     9,083  Komercni Banka A.S.                                              2,189

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                                                   Portfolio of Investments |  2

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
   279,141  Standard Chartered plc                                     $     7,383
                                                                       -----------
                                                                            22,037
                                                                       -----------
            DIVERSIFIED CAPITAL MARKETS (1.2%)
   362,540  UBS AG*                                                          7,199
                                                                       -----------
            INVESTMENT BANKING & BROKERAGE (1.2%)
    42,550  Goldman Sachs Group, Inc.                                        6,969
                                                                       -----------
            MULTI-LINE INSURANCE (0.8%)
   214,339  AXA S.A.                                                         4,502
                                                                       -----------
            REINSURANCE (0.8%)
    73,372  Swiss Reinsurance Co. Ltd.                                       4,494
                                                                       -----------
            SPECIALIZED FINANCE (0.8%)
    66,189  Deutsche Boerse AG                                               5,082
                                                                       -----------
            Total Financials                                                86,352
                                                                       -----------
            HEALTH CARE (12.8%)
            -------------------
            HEALTH CARE EQUIPMENT (4.9%)
   241,290  Medtronic, Inc.                                                  9,632
    14,061  Sonova Holding AG                                                1,871
   203,620  St. Jude Medical, Inc.*                                          9,749
    38,132  Synthes, Inc.                                                    5,233
    46,730  Zimmer Holdings, Inc.*                                           2,913
                                                                       -----------
                                                                            29,398
                                                                       -----------
            HEALTH CARE SUPPLIES (0.9%)
   138,770  DENTSPLY International, Inc.                                     5,186
                                                                       -----------
            LIFE SCIENCES TOOLS & SERVICES (2.6%)
   129,830  Thermo Fisher Scientific, Inc.*                                  7,247
    95,130  Waters Corp.*                                                    7,901
                                                                       -----------
                                                                            15,148
                                                                       -----------
            PHARMACEUTICALS (4.4%)
   121,713  Bayer AG                                                         9,436
    83,470  Johnson & Johnson                                                5,128
    68,104  Merck KGaA                                                       6,156
    38,084  Roche Holdings AG                                                5,743
                                                                       -----------
                                                                            26,463
                                                                       -----------
            Total Health Care                                               76,195
                                                                       -----------
            INDUSTRIALS (12.1%)
            -------------------
            AEROSPACE & DEFENSE (2.6%)
   164,920  Honeywell International, Inc.                                    9,551
    72,540  United Technologies Corp.                                        6,060
                                                                       -----------
                                                                            15,611
                                                                       -----------
            AIR FREIGHT & LOGISTICS (2.0%)
   179,928  TNT N.V.                                                         4,726
    99,010  United Parcel Service, Inc. "B"                                  7,307
                                                                       -----------
                                                                            12,033
                                                                       -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (3.5%)
   179,085  Legrand S.A.                                                     7,512
    23,190  Rockwell Automation, Inc.                                        2,034
    66,653  Schneider Electric S.A.                                         11,028
                                                                       -----------
                                                                            20,574
                                                                       -----------
            INDUSTRIAL CONGLOMERATES (2.3%)
   122,900  3M Co.                                                          11,335

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3  | USAA World Growth Fund

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
                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
   113,285  Smiths Group plc                                           $     2,462
                                                                       -----------
                                                                            13,797
                                                                       -----------
            RAILROADS (1.7%)
   137,466  Canadian National Railway Co.                                   10,072
                                                                       -----------
            Total Industrials                                               72,087
                                                                       -----------
            INFORMATION TECHNOLOGY (10.3%)
            ------------------------------
            APPLICATION SOFTWARE (0.6%)
    66,900  Autodesk, Inc.*                                                  2,813
     8,835  Dassault Systemes S.A.                                             677
                                                                       -----------
                                                                             3,490
                                                                       -----------
            COMMUNICATIONS EQUIPMENT (1.6%)
   515,300  Cisco Systems, Inc.*                                             9,564
                                                                       -----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
    69,790  Visa, Inc. "A"                                                   5,098
                                                                       -----------
            ELECTRONIC COMPONENTS (0.9%)
   228,000  HOYA Corp.                                                       5,438
                                                                       -----------
            IT CONSULTING & OTHER SERVICES (1.6%)
   190,290  Accenture plc "A"                                                9,796
                                                                       -----------
            OFFICE ELECTRONICS (1.0%)
   122,600  Canon, Inc.                                                      5,905
                                                                       -----------
            SEMICONDUCTORS (1.8%)
   186,480  Intel Corp.                                                      4,004
     8,170  Samsung Electronics Co. Ltd.                                     6,681
                                                                       -----------
                                                                            10,685
                                                                       -----------
            SYSTEMS SOFTWARE (2.0%)
   355,810  Oracle Corp.                                                    11,706
                                                                       -----------
            Total Information Technology                                    61,682
                                                                       -----------
            MATERIALS (10.6%)
            -----------------
            DIVERSIFIED CHEMICALS (1.7%)
   146,875  AkzoNobel N.V.                                                   9,986
                                                                       -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    42,740  Monsanto Co.                                                     3,073
                                                                       -----------
            INDUSTRIAL GASES (4.8%)
    43,724  Air Liquide S.A.                                                 5,660
   113,572  Linde AG                                                        17,334
    55,260  Praxair, Inc.                                                    5,492
                                                                       -----------
                                                                            28,486
                                                                       -----------
            PAPER PRODUCTS (1.2%)
   442,581  Svenska Cellulosa AB "B"                                         7,316
                                                                       -----------
            SPECIALTY CHEMICALS (2.4%)
     3,829  Givaudan S.A.                                                    3,816
    58,170  Sherwin-Williams Co.                                             4,777
    98,200  Shin-Etsu Chemical Co. Ltd.                                      5,636
                                                                       -----------
                                                                            14,229
                                                                       -----------
            Total Materials                                                 63,090
                                                                       -----------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   794,650  Singapore Telecommunications Ltd.                                1,856
                                                                       -----------
            Total Telecommunication Services                                 1,856
                                                                       -----------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            UTILITIES (0.3%)
            ----------------
            ELECTRIC UTILITIES (0.3%)
    30,214  Red Electrica de Espana                                    $     1,626
                                                                       -----------
            Total Utilities                                                  1,626
                                                                       -----------
            Total Common Stocks (cost: $468,191)                           585,772
                                                                       -----------

            MONEY MARKET INSTRUMENTS (2.1%)

            MONEY MARKET FUNDS (2.1%)
12,415,170  State Street Institutional Liquid Reserve Fund, 0.21%(a)
               (cost: $12,415)                                              12,415
                                                                       -----------

            TOTAL INVESTMENTS (COST: $480,606)                         $   598,187
                                                                       ===========

                                                  VALUATION HIERARCHY
($ IN 000s)                                       -------------------
                                      (LEVEL 1)
                                    QUOTED PRICES       (LEVEL 2)
                                      IN ACTIVE           OTHER           (LEVEL 3)
                                      MARKETS          SIGNIFICANT       SIGNIFICANT
                                    FOR IDENTICAL      OBSERVABLE       UNOBSERVABLE
ASSETS                                 ASSETS            INPUTS            INPUTS               TOTAL
-----------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
   COMMON STOCKS                    $     585,772      $        --      $         --     $    585,772
MONEY MARKET INSTRUMENTS:
   MONEY MARKET FUNDS                      12,415               --                --           12,415
-----------------------------------------------------------------------------------------------------
TOTAL                               $     598,187      $        --      $         --     $    598,187
-----------------------------------------------------------------------------------------------------

For the period of June 1, 2010 through February 28, 2011, common stocks with a fair value of $221,342,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At February 28, 2011, it was not necessary to adjust the closing prices for these securities.

================================================================================

5  | USAA World Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: World Growth Fund Shares (Fund Shares) and, effective August 1, 2010, World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's

================================================================================

6  | USAA World Growth Fund

================================================================================

subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

7  | USAA World Growth Fund

================================================================================

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities on loan as of February 28, 2011.

E. As of February 28, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2011, were $140,495,000 and $22,914,000, respectively, resulting in net unrealized appreciation of $117,581,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $595,637,000 at February 28, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 52.8% of net assets at February 28, 2011.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at February 28, 2011.

*     Non-income-producing security.

================================================================================

9  | USAA World Growth Fund





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      April 25, 2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       April 26, 2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       April 26, 2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.